GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

a) Intangible Assets

	Water rights[1]	Technology[2]	Supply contracts[3]	Exploration potential[4]	Total
Opening balance January 1, 2017	$87	$11	$14	$160	$272
Additions	—	—	—	16	16
Disposals	(16)	—	—	—	(16)
Amortization	—	(2)	(3)	(12)	(17)
Closing balance December 31, 2017	$71	$9	$11	$164	$255
Amortization and impairment losses[5]	—	(1)	(3)	(24)	(28)
Closing balance December 31, 2018	$71	$8	$8	$140	$227
Cost	$71	$17	$39	$298	$425
Accumulated amortization and impairment losses	—	(9)	(31)	(158)	(198)
Net carrying amount December 31, 2018	$71	$8	$8	$140	$227

[1]	Relates to water rights in South America, and will be amortized through cost of sales when we begin using these in the future.

[2]	The amount is amortized through cost of sales using the UOP method over LOM ounces of the Pueblo Viejo mine, with no assumed residual value.

[3]	Relates to a supply agreement with Michelin North America Inc. to secure a supply of tires and is amortized over the effective term of the contract through cost of sales.

[4]
Exploration potential consists of the estimated fair value attributable to exploration licenses acquired as a result of a business combination or asset acquisition. The carrying value of the licenses will be transferred to PP&E when the development of attributable mineral resources commences.

[5]	Exploration potential impairment losses relate to Acacia’s Nyanzaga project in Tanzania.

b) Goodwill

	Closing balance December 31, 2017	Impairments	Closing balance December 31, 2018
Barrick Nevada	$514	$—	$514
Veladero	154	(154)	—
Turquoise Ridge	528	—	528
Hemlo	63	—	63
Kalgoorlie	71	—	71
Total	$1,330	($154)	$1,176
On a total basis, the gross amount and accumulated impairment losses are as follows:

Cost	$8,618
Accumulated impairment losses December 31, 2018	(7,442)
Net carrying amount December 31, 2018	$1,176